BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF COMPANY AND SUBSIDIARIES

Details of the Company and subsidiaries as of December 31, 2025 are set out below:

Name	Date of incorporation	Background	Effective ownership
Fitness Champs Holdings Ltd	February 15, 2024	Investment holding	-

Northen Star Limited	December 12, 2023	Investment holding	100%

Fitness Champs Pte Ltd	December 5, 2012	Principally engaged in the providing sport of swimming in public schools in Singapore	100%

Fitness Champs Aquatics Pte Ltd	July 15, 2015	Principally engaged in the providing sport of swimming for private sector students	100%

Fitness Champs Excellence Sports Academy LLC	October 30, 2025	Principally engaged in the providing sport of swimming for private sector students	100%